Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Outstanding RSUs, PSUs and DSUs
The following table reconciles the Company's RSUs, PSUs, and DSUs outstanding as at December 31, 2025:

	RSUs	PSUs [1]	DSUs
Outstanding at December 31, 2024	1,023,020	650,346	19,100
Granted [2]	512,965	256,019	69,654
Exercised	(231,492)	(179,969)	—
Forfeited	(131,586)	(40,503)	—
Reinvested	95,064	59,037	3,722
Outstanding at December 31, 2025	1,267,971	744,930	92,476
1.Does not include effect of any PSU multipliers.
2.Includes 11,016 of RSUs transferred from Former Parent during the year ended December 31, 2025 for employees returning from leave.

Schedule of Stock Option Activity
The following table summarizes the Company's stock options outstanding as at December 31, 2025:

	Stock Options (number)	Weighted Average Price (C$)	Weighted Average Remaining Contractual Life (years)
Outstanding at December 31, 2024	781,250	29.60	4.1
Exercised	(209,403)	29.54
Outstanding at December 31, 2025	571,847	29.62	3
Exercisable Stock Options Outstanding at December 31, 2025	418,892	30.76	2.6